Accounting Policies and Basis for Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant accounting policies [abstract]
Reference exchange rate, U.S. Dollars	177.1283	102.75
Legal reserve as percentage of net income	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%